Loans - Amortized Cost of Collateral-dependent Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collateral-dependent Loans by Class [Abstract]
Loans	$ 3,790,901	$ 3,465,352
Allowance for Credit Losses Amount	54,658	52,435	$ 47,252	$ 35,429
Accrued interest excluded from total	12,500	10,009
Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	3,950	10,553
Accrued interest excluded from total	1	40
Other
Collateral-dependent Loans by Class [Abstract]
Loans	934	1,764
Accrued interest excluded from total	0	6
Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	1,292	2,074
Commercial
Collateral-dependent Loans by Class [Abstract]
Loans	1,679,731	1,466,853
Allowance for Credit Losses Amount	16,724	13,817	11,519	7,401
Accrued interest excluded from total	5,743	4,409
Commercial | Commercial and industrial
Collateral-dependent Loans by Class [Abstract]
Loans	810,145	732,463
Accrued interest excluded from total	2,710	2,046
Commercial | Commercial and industrial | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	565	748
Commercial | Commercial and industrial | Other
Collateral-dependent Loans by Class [Abstract]
Loans	232	1,309
Commercial | Commercial and industrial | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	224	197
Commercial | Commercial real estate
Collateral-dependent Loans by Class [Abstract]
Loans	869,586	734,390
Accrued interest excluded from total	3,033	2,363
Commercial | Commercial real estate | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	7,329
Commercial | Commercial real estate | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	0	1,243
Mortgage
Collateral-dependent Loans by Class [Abstract]
Loans	1,485,872	1,368,409
Allowance for Credit Losses Amount	21,386	21,633	19,221	6,998
Accrued interest excluded from total	5,097	4,116
Mortgage | 1-4 family owner occupied - jumbo
Collateral-dependent Loans by Class [Abstract]
Loans	859,236	752,563
Accrued interest excluded from total	2,375	1,892
Mortgage | 1-4 family owner occupied - jumbo | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	544	0
Mortgage | 1-4 family owner occupied - jumbo | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family owner occupied - jumbo | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	0	0
Mortgage | 1-4 family owner occupied - non-jumbo
Collateral-dependent Loans by Class [Abstract]
Loans	301,172	285,632
Accrued interest excluded from total	1,111	953
Mortgage | 1-4 family owner occupied - non-jumbo | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	2,243	1,721
Mortgage | 1-4 family owner occupied - non-jumbo | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family owner occupied - non-jumbo | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	504	229
Mortgage | 1-4 family non-owner occupied
Collateral-dependent Loans by Class [Abstract]
Loans	173,816	183,100
Accrued interest excluded from total	654	558
Mortgage | 1-4 family non-owner occupied | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	211	233
Mortgage | 1-4 family non-owner occupied | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family non-owner occupied | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	178	29
Mortgage | 1-4 family - 2nd lien
Collateral-dependent Loans by Class [Abstract]
Loans	116,032	105,277
Accrued interest excluded from total	804	588
Mortgage | 1-4 family - 2nd lien | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	244	368
Mortgage | 1-4 family - 2nd lien | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family - 2nd lien | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	87	203
Mortgage | Resort lending
Collateral-dependent Loans by Class [Abstract]
Loans	35,616	41,837
Accrued interest excluded from total	153	125
Mortgage | Resort lending | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	143	148
Mortgage | Resort lending | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | Resort lending | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	51	14
Installment
Collateral-dependent Loans by Class [Abstract]
Loans	625,298	630,090
Allowance for Credit Losses Amount	4,126	4,290	$ 3,749	$ 1,112
Accrued interest excluded from total	1,660	1,484
Installment | Boat lending
Collateral-dependent Loans by Class [Abstract]
Loans	268,648	252,965
Accrued interest excluded from total	714	601
Installment | Boat lending | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Installment | Boat lending | Other
Collateral-dependent Loans by Class [Abstract]
Loans	297	297
Installment | Boat lending | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	105	101
Installment | Recreational vehicle lending
Collateral-dependent Loans by Class [Abstract]
Loans	251,852	270,673
Accrued interest excluded from total	655	648
Installment | Recreational vehicle lending | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Installment | Recreational vehicle lending | Other
Collateral-dependent Loans by Class [Abstract]
Loans	303	30
Installment | Recreational vehicle lending | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	107	11
Installment | Other
Collateral-dependent Loans by Class [Abstract]
Loans	104,798	106,452
Accrued interest excluded from total	291	235
Installment | Other | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	6
Installment | Other | Other
Collateral-dependent Loans by Class [Abstract]
Loans	102	128
Installment | Other | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	$ 36	$ 47